Software and Equipment, Net (Details) - Schedule of software and equipment, net - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cost
Property plant and equipment , gross		$ 29,768	$ 18,244
Less: accumulated depreciation		(11,277)	(7,505)
Software and equipment, net		18,491	10,739
Vehicles [Member]
Cost
Property plant and equipment , gross		979	1,094
Office equipment and furniture [Member]
Cost
Property plant and equipment , gross		184	201
Electronic equipment [Member[
Cost
Property plant and equipment , gross		10,587	10,277
Computer software [Member]
Cost
Property plant and equipment , gross	[1]	16,523	5,053
Leasehold Improvements [Member]
Cost
Property plant and equipment , gross		762	825
Others [Member]
Cost
Property plant and equipment , gross		$ 733	$ 794

[1]	In 2022, Hybrid Cloud Platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of Hybrid Cloud Platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the Hybrid Cloud Platform was to improve the IT development capability for internal-used software platforms which provide automotive after-sales services and insurance intermediation services to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services